Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases
Schedule of details of leases in the consolidated balance sheet

Right-of-use assets	Thousands of Euros
	31/12/2021	31/12/2020
Land and Buildings	782,125	665,002
Machinery	5,283	3,671
Computer equipment	2,044	3,588
Vehicles	6,205	6,435
	795,657	678,696

Lease liabilities	Thousands of Euros
	31/12/2021	31/12/2020
Non-current	825,157	690,857
Current	48,567	42,642
	873,724	733,499

Schedule of amounts recognized in the consolidated statement of profit and loss related to lease agreements

Right-of-use depreciation	Thousands of Euros
	31/12/2021	31/12/2020
Buildings	57,901	52,774
Machinery	2,120	1,588
Computer equipment	2,269	3,012
Vehicles	4,430	5,206
	66,720	62,580

	Thousands of Euros
	31/12/2021	31/12/2020
Finance lease expenses (note 27)	35,786	35,205
	35,786	35,205

	Thousands of Euros
	31/12/2021	31/12/2020
Expenses related to short-term contracts	3,106	3,569
Expenses related to low-value contracts	13,404	11,254
Other operating lease expenses	16,435	13,353
	32,945	28,176